Common Stock and Stock Warrants - Additional Information (Detail)		1 Months Ended			9 Months Ended		12 Months Ended
	Aug. 12, 2016 $ / shares shares	Mar. 31, 2017 USD ($) $ / shares shares	Aug. 31, 2016 USD ($)	Oct. 31, 2015 USD ($)	Sep. 30, 2018 USD ($) $ / shares shares	Sep. 30, 2017 USD ($)	Dec. 31, 2017 USD ($) Vote $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($)	May 31, 2018 USD ($) shares	May 31, 2015 USD ($) shares
Class of Stock [Line Items]
Shares authorized at incorporation|shares | shares							150,000,000
Common stock, shares authorized at incorporation|shares | shares					130,000,000		130,000,000	130,000,000
Common stock, par value (usd per share) | $ / shares | $ / shares					$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares authorized | shares | shares					20,000,000		20,000,000	20,000,000
Preferred stock, par value (usd per share) | $ / shares | $ / shares					$ 0.0001		$ 0.0001	$ 0.0001
Common stock, number of votes per share | vote | Vote							1
Minimum percent of combined voting power							75.00%
Common stock, voting rights, majority of minority ownership percentage							50.00%
Common stock, voting rights, majority of minority ownership percentage, threshold for excluding percentage							15.00%
Maximum aggregate offering price of common stock, preferred stock, warrants, debt securities, and/or units										$ 200,000,000	$ 200,000,000
Maximum common stock shares authorized (in shares) | shares										2,500,000	2,500,000
Maximum aggregate offering price of common stock under ATM agreement										$ 60,000,000	$ 75,000,000
Gross proceeds from additional offering		$ 40,300,000		$ 34,500,000			$ 37,940,000	$ 12,355,000	$ 32,150,000
Net proceeds from additional offering		37,500,000		32,100,000	$ 0	$ 37,529,000	37,998,000	12,355,000	$ 32,189,000
Payments for commissions				2,100,000
Total costs				$ 280,000
Amount available for issuance					200,000,000		112,500,000
Entity public float					75,000,000					$ 75,000,000
At-The-Market Sales Agreement
Class of Stock [Line Items]
Gross proceeds from additional offering							600,000	12,200,000
Net proceeds from additional offering							468,000	11,700,000
Payments for commissions							18,000	366,000
Total costs							$ 114,000	$ 173,000
Common stock sold (in shares) | shares | shares							100,000	1,500,000
Maximum aggregate offering price					$ 60,000,000		$ 62,200,000
Additional Follow-On Offering
Class of Stock [Line Items]
Gross proceeds from additional offering		40,300,000
Net proceeds from additional offering		37,500,000
Payments for commissions		2,400,000
Total costs		$ 362,000
Common stock sold (in shares) | shares | shares		10,100,000
Common stock sold, price (usd per share) | $ / shares		$ 4.00
Private Placement
Class of Stock [Line Items]
Common stock sold (in shares) | shares | shares	118,243
Common stock sold, price (usd per share) | $ / shares	$ 5.92
Proceeds from issuance of private placement			$ 700,000
Weighted Average | At-The-Market Sales Agreement
Class of Stock [Line Items]
Common stock sold, price (usd per share) | $ / shares							$ 6.00	$ 7.90